Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Deferred Revenue
Schedule of recognized revenue and remaining deferred revenue balance

The recognized revenue and remaining balance is shown below (in thousands):

Deferred revenue balance -December 31, 2018	$27,883
New billings	54,735
Revenue recognized	(57,348)
Deferred revenue balance - June 30, 2019	$25,270